Note 21 - Parent Company - Condensed Balance Sheet (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash and due from banks	$ 31,395	$ 22,421
Investment securities available for sale, at fair value	114,376	146,520
Other assets	7,502	7,477
TOTAL ASSETS	787,821	735,139
Short-term borrowings	68,359	35,825
TOTAL LIABILITIES	710,861	672,835
TOTAL STOCKHOLDERS' EQUITY	76,960	62,304	$ 63,867	$ 53,473
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	787,821	735,139
Parent Company [Member]
Cash and due from banks	2,543	1,329
Investment securities available for sale, at fair value	1,139	814
Other assets	2,837	2,475
TOTAL ASSETS	85,244	80,097
Trust preferred securities	8,248	8,248
Short-term borrowings		9,499
Other liabilities	36	43
TOTAL LIABILITIES	8,284	17,790
TOTAL STOCKHOLDERS' EQUITY	76,960	62,307
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	85,244	80,097
Parent Company [Member] | Non Bank Subsidiary [Member]
Equity method investments	2,360	2,418
Parent Company [Member] | Subsidiary Banks [Member]
Equity method investments	$ 76,365	$ 73,061